UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form.

   1.   Name and address of issuer

       Washington National Insurance Company
       11815 North Pennsylvania Street
       Carmel, IN  46032


   2.   The name of each series or class of securities for
       which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
       box but do not list series or classes):   [x    ]


   3.   Investment Company Act File Number:
           811-3640


           Securities Act File Number
           2-81129


   4(a).  Last day of fiscal year for which this Form is
      filed:
         December 31, 1997


   4(b).   Check box is this Form is being filed late
       (i.e. more than 90 calendar days after the end of
       the issuer's fiscal year).  (See Instruction A.2)
       [      ]


      Note: If the Form is being filed late, interest must be paid on the registration fee due.


   4(c).   Check box if this is the last time the issuer
       will be filing this Form.   [      ]




   5. Calculation of registration fee:

    (i)   Aggregate sale price of                   953,567
    securities sold during the
    fiscal year pursuant to section
    24(f):

    (ii)  Aggregate price of securities             5,778,5
    redeemed or repurchased                         06
    during the fiscal year:

    (iii) Aggregate price of securities
    redeemed or repurchased
    during any prior fiscal year ending
    no earlier than October
    11, 1995 that were not previously
    used to reduce registra-
    tion fees payable to the Commission:                   0

    (iv) Total available redemption
    credits [add Items 5(ii) and
    5(iii):                                          5,778,5
                                                          06

    (v)  Net sales - if Item 5(i) is                0
    greater than Item 5(iv)
    [subtract Item 5(iv) from Item
    5(i)]:

    (vi)  Redemption credits available              4,824,9
    for use in future years                         39
    - if Item 5(i) is less than Item
    5(iv) [subtract item 5(iv)
    from Item 5(i):

    (vii)  Multiplier for determining                .000295
    registration fee (See
    Instruction C.9):

    (viii)  Registration fee due                    0
    [multiply Item 5(v) by Item 5(vii)]
    (enter "0" if no fee is due):



   6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0
      .

   7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
      Instruction D):
          N/A

   8.   Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:
          0

   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          N/A

       Method of delivery:         N/A


                         SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*   /C/ Joseph P. Clarke

                    Joseph P. Clarke, Second V.P. -Financial
Reporting

Date           March 18, 1998

   *Please print the name and title of the signing officer
                    below the signature.